ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE
Schedule of Accounts Receivable

	December 31,
	2019	2018

Accounts receivable	$73,797,773	$61,526,404
Less: allowance for doubtful accounts	(1,253,571)	(939,535)
Accounts receivable, net	$72,544,202	$60,586,869

Schedule of Allowance for Doubtful Accounts

	December 31,
	2019	2018

Beginning balance	$939,535	$868,973
Provision for doubtful accounts	314,036	70,562
Ending balance	$1,253,571	$939,535